Selected Statements of Comprehensive Loss Data (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of research and development expenses
	For the Year Ended December 31
	2021	2020

Subcontractors and consultants	$765	$455
Laboratory services	11	6
	$776	$461

Schedule of general and administrative expenses
	For the Year Ended December 31
	2021	2020

Professional services	$697	$94
Consulting services	120	110
Rent and office maintenance	31	32
Others	5	9
	$853	$245

Schedule of financial expenses, net
	For the Year Ended December 31
	2021	2020

Bank fees	2	1
Exchange rate differences	(6)	11
Total financial expenses, net	$(4)	$12